Consolidated Statement of Financial Position - AUD ($)	Jun. 30, 2024	Jun. 30, 2023
Current assets
Cash and cash equivalents	$ 1,020,608	$ 7,851,197
Trade and other receivables	2,126,553	1,921,657
Inventories	206,468	325,893
Other current assets	341,746	399,048
Total current assets	3,695,375	10,497,795
Non-current assets
Right-of-use assets	211,796	509,553
Property, plant and equipment	52,695	89,623
Goodwill	1,784,893	3,116,893
Other intangible assets	360,064	520,472
Deferred tax asset	81,698	121,901
Total non-current assets	2,491,146	4,358,442
Total assets	6,186,521	14,856,237
Current liabilities
Trade and other payables	2,030,523	1,617,333
Borrowings	643,546
Contract liabilities	741,647	849,212
Provisions	571,028	541,930
Lease liabilities	208,719	303,570
Total current liabilities	4,195,463	3,312,045
Non-current liabilities
Provisions	56,021	30,439
Lease liabilities	22,924	229,276
Deferred tax liability	81,698	121,901
Total non-current liabilities	160,643	381,616
Total liabilities	4,356,106	3,693,661
Net assets	1,830,415	11,162,576
EQUITY
Contributed equity	163,817,863	161,342,707
Reserves	4,388,628	6,535,556
Accumulated losses	(166,376,076)	(156,715,687)
Total equity	$ 1,830,415	$ 11,162,576